Leases (Details Narrative) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Individual asset value | $		$ 5,000
Leasing contracts | R$	R$ 4,300		R$ 4,037
interest rate	12.73%	12.73%	10.15%	8.89%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease term	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease term	25 years